Vista Outdoor Inc. - 10-K Other Current Liabilities (Warranty Liability Rollforward) (Details) - Vista Outdoor Inc. - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Movement in Standard and Extended Product Warranty Accrual, Increase (Decrease) [Roll Forward]
Beginning of period	$ 9,552	$ 9,073
Payments made	(6,834)	(4,676)
Warranties issued	12,119	4,827
Changes related to pre-existing warranties and other adjustments	(3,785)	328
End of period	$ 11,052	$ 9,552
Minimum
Product Warranty Liability [Line Items]
Product warranty term	one year